GOLDMAN SACHS TRUST
Goldman Sachs Multi Sector Fixed Income Funds
Class A, Class B, Class C, Class R, Class IR,
Institutional andService Shares (as applicable) of the
Goldman Sachs Core Fixed Income Fund
Goldman Sachs Core Plus Fixed Income Fund
Goldman Sachs Global Income Fund
(collectively, the “Funds”)

Supplement dated July 16, 2009 to the
Prospectus dated July 29, 2008

The following replaces the chart in the “Fixed Income Portfolio Management Team” section in its entirety in the “Service Providers-Fund Managers-Fixed Income Portfolio Management Team” section of each of the Prospectuses for the Class A, Class B, Class C, Institutional and Service Shares for the Funds:

Years
Primarily
Name and Title	Fund Responsibility	Responsible	Five Year Employment History
James B. Clark Managing Director, Co-Head U.S. Fixed Income	Senior Portfolio Manager— Core Fixed Income Core Plus Fixed Income	Since 2000 2006	Mr. Clark joined the Investment Adviser in 1994 as a portfolio manager after working as an investment manager in the mortgage-backed securities group at Travelers Insurance Company.

Michael Swell Managing Director, Co-Head U.S. Fixed Income	Senior Portfolio Manager— Core Fixed Income Core Plus Fixed Income	Since 2009 2009	Mr. Swell joined GSAM in 2007 as a Managing Director and the Head of Structured Products. From 2005 to 2007, Mr. Swell was a Senior Managing Director in charge of Friedman, Billings & Ramsey’s Fixed Income Sales & Trading division. From 1992 to 2004, Mr. Swell worked at Freddie Mac. In 2004, he was the Vice President in charge of Freddie Mac’s Securities Sales and Trading Group, Freddie Mac’s in-house mortgage-backed securities broker dealer.

Andrew Wilson Managing Director and Co-Head Global Fixed Income	Senior Portfolio Manager— Global Income	Since 1995	Mr. Wilson joined the Investment Adviser in 1995 as a portfolio manager. Prior to his current position, he spent three years as an Assistant Director at Rothschild Asset Management, where he was responsible for managing global and international bond portfolios with specific focus on the U.S., Canadian, Australian and Japanese economies.

Years
Primarily
Name and Title	Fund Responsibility	Responsible	Five Year Employment History
Iain Lindsay Managing Director	Senior Portfolio Manager— Global Income	Since 2001	Mr. Lindsay is a senior investment professional with our global fixed income and currency management team. He is a member of our Investment Strategy Group, and heads Global Fixed Income and Currency Product Management. Prior to joining GSAM in 2001 he was with JP Morgan Investment Management where he was a portfolio manager.

The following replaces the chart in the “Fixed Income Portfolio Management Team” section in its entirety in the “Service Providers-Fund Managers-Fixed Income Portfolio Management Team” section of the Prospectus for the Class R and Class IR Shares for the Funds:

Years
Primarily
Name and Title	Fund Responsibility	Responsible	Five Year Employment History
James B. Clark Managing Director, Co-Head U.S. Fixed Income	Senior Portfolio Manager— Core Fixed Income Core Plus Fixed Income	Since 2000 2006	Mr. Clark joined the Investment Adviser in 1994 as a portfolio manager after working as an investment manager in the mortgage-backed securities group at Travelers Insurance Company.

Michael Swell Managing Director, Co-Head U.S. Fixed Income	Senior Portfolio Manager— Core Fixed Income Core Plus Fixed Income	Since 2009 2009	Mr. Swell joined GSAM in 2007 as a Managing Director and the Head of Structured Products. From 2005 to 2007, Mr. Swell was a Senior Managing Director in charge of Friedman, Billings & Ramsey’s Fixed Income Sales & Trading division. From 1992 to 2004, Mr. Swell worked at Freddie Mac. In 2004, he was the Vice President in charge of Freddie Mac’s Securities Sales and Trading Group, Freddie Mac’s in-house mortgage-backed securities broker dealer.

This Supplement should be retained with your Prospectus for future reference.

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MSFIFMSTK 07-09